INCOME TAXES (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Tax credits	$ 3,080		$ 2,565
Share-based compensation costs	2,487		2,445
Company's capital losses carryforward	15,630	[1]	11,283	[2]
Bad debt reserve	831		790
Deferred revenues	1,907		2,130
Accrued warranty reserve	103		893
Accrued Severance			545
Intangible Assets - Patents	1,200		1,372
Other temporary differences	3,010		2,653
Total deferred tax assets before valuation allowance	78,773		67,834
Valuation allowance	(52,530)		(50,630)
Total deferred tax asset	26,243		17,204
Intangible assets acquired	(7,682)		(10,707)
Total deferred tax liability	(7,682)		(10,707)
Net deferred tax asset	18,561		6,497
Subsidiaries [Member]
Net operating loss carryforward of subsidiaries	$ 50,525		$ 43,158

[1]	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.
[2]	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.